INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	$ 17,074
Balance on end of year	16,139	$ 17,074
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	17,448
Additions (Acquisition on August 6, 2019)		17,448
Balance on end of year	17,448	17,448
Cost [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	7,028
Additions (Acquisition on August 6, 2019)		7,028
Balance on end of year	7,028	7,028
Cost [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	4,920
Additions (Acquisition on August 6, 2019)		4,920
Balance on end of year	4,920	4,920
Cost [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	5,500
Additions (Acquisition on August 6, 2019)		5,500
Balance on end of year	5,500	5,500
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	374
Additions (Acquisition on August 6, 2019)	935	374
Balance on end of year	1,309	374
Amortized cost on end of year	16,139
Depreciated cost at end of year		17,074
Accumulated depreciation [Member] | Pipeline Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	162
Additions (Acquisition on August 6, 2019)	405	162
Balance on end of year	567	162
Amortized cost on end of year	6,461
Depreciated cost at end of year		6,866
Accumulated depreciation [Member] | Potential Products [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	102
Additions (Acquisition on August 6, 2019)	254	102
Balance on end of year	356	102
Amortized cost on end of year	4,564
Depreciated cost at end of year		4,818
Accumulated depreciation [Member] | Microorganisms Collection [Member]
Disclosure of detailed information about intangible assets [line items]
Balance on beginning year	110
Additions (Acquisition on August 6, 2019)	276	110
Balance on end of year	386	110
Amortized cost on end of year	$ 5,114
Depreciated cost at end of year		$ 5,390